Rule 497(j)
                                             Reg. No. 33-43637

Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 1, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2)   the text of the said amendment to the registration statement     has been
filed electronically.

                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         NEW MEXICO PORTFOLIO SERIES 1

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)



                              Thomas Hines
                              Authorized Signatory